Revenue from contracts with customers - Deferred Contract Costs (Details) (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Revenue from Contract with Customer [Abstract]
Opening deferred contract costs at December 31, 2017	$ 0.3
Decrease due to amortization of costs that were included in the beginning balance	(2.3)
Increase due to contract costs incurred, excluding amounts recognized as operating expenses	14.6
Closing deferred contract costs at December 31, 2018	$ 12.6